Stock-based Compensation Plans - Schedule of Additional Stock Option Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock options exercised:
Cash received for exercise price	$ 32	$ 32
Intrinsic value realized by employees	$ 11	$ 15